Schedule of maturity analysis (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Over 180 days	$ 3,910,735	$ 1,277,928
Accounts receivable, net	3,578,974	1,277,928
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Over 180 days	1,764,589	1,210,294
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Over 180 days	249,410	49,695
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Over 180 days	1,558,011	17,939
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Over 180 days	5,499
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Over 180 days	$ 1,465